LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Feb. 28, 2021
LONG-TERM INVESTMENTS
Schedule of long-term investments

Long-term investments consisted of the following:

	As of	As of
	February 29,	February 28,
	2020	2021

Equity securities with readily determinable fair values
BabyTree Inc. (“BabyTree”) (1)	26,696	23,467

Equity securities without readily determinable fair values
Xiamen Meiyou Information and Technology Co., Ltd. (“Xiamen Meiyou”) (2)	47,068	50,832
Other investments (3)	84,681	91,145

Equity method investments
Long-term investment in third-party technology companies (4)	102,314	100,018

Fair value option investment
Long-term investment in a third-party technology company	7,258	7,661

Available-for-sale investments
Changing Education Inc. (“Changing”) (5)	148,405	148,955
Ximalaya Inc. (“Ximalaya”) (6)	46,612	59,326
Other investments (7)	108,567	153,507

Held-to-maturity investments (8)	—	32,725

Total	$571,601	$667,636

(1)	In January 2014, the Group acquired minority equity interests in BabyTree by purchasing its Series E convertible redeemable preferred shares with a total cash consideration of $23,475. BabyTree is an online parenting community and an online retailer of maternity and kids products.

In fiscal year 2019, the Group recognized disposal gain of $760, due to the partial disposal of the equity interest in BabyTree Inc. to a related party.

10.         LONG-TERM INVESTMENTS – continued

On November 27, 2018, BabyTree was listed on the Hong Kong Stock Exchange and its preferred shares were converted to ordinary shares upon the completion of the listing. The investment was then reclassified from available-for-sale investment to equity security with readily determinable fair value upon the listing. Accordingly, $95,491 fair value changes of the investment was transferred from accumulated other comprehensive income to other income in the consolidated statements of operations in fiscal year ended February 28, 2019.

In fiscal year 2020 and 2021, the stock price of BabyTree declined, and accordingly the Group recognized loss of $105,447 and $3,229, respectively, due to the fair value change.

(2)	In December 2018, the Group acquired 15.32% equity interest in Xiamen Meiyou, an internet company focusing on providing services to female clients. Since June 2019, the investment was reclassified from equity method to equity investment without readily determinable fair value as the Group lost the ability to exercise significant influence due to the restructured capital of Xiamen Meiyou. As of February 28, 2021, no impairment loss was recorded in regard to the investment.
(3)	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares, which were accounted for using the cost method prior to the adoption of ASC 321. After the adoption of ASC 321, the Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded $14,489, $3,444 and $3,063 impairment loss on these investments during the fiscal years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively. For equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded fair value gain of $1,751, $1,165 and $7,588 to the consolidated statements of operations for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.
(4)	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. Majority of the long-term investments are companies which engage in online education services. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees.

The Group recorded $8,719, $17,198 and $11,471 impairment loss for its equity method investments during the fiscal years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.

(5)	In fiscal year 2016 through 2020, the Group acquired Series B+, Series C, Series D and Series E convertible redeemable preferred shares of Changing which operates a customer-to-customer mobile tutoring platform and provides tutoring services in China. As of February 28, 2021, the Group held 34.55% equity interest of Changing. The Group accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.

10.           LONG-TERM INVESTMENTS – continued

(6)	In fiscal year 2017 and 2020, the Group completed two transactions with Ximalaya, a professional audio sharing platform, to acquire its Series C+ and E-2 convertible redeemable preferred shares. As of February 28, 2021, the Group held 1.69% equity interest of Ximalaya, and accounted for the investment as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities.
(7)	The Group acquired minority equity interest in several third-party private companies, the majority of which are engaged in online platform or online education services. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investee’s preferred shares held are determined to be debt securities. The Group recorded $34,883, $2,137 and $10,029 impairment loss during the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.
(8)	The Group purchased wealth management products from financial institutions in China and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The original maturities of these financial products were two years and recorded at amortized cost. The Group estimated that their fair value approximate their carrying amount.